Fair Value Measurements: (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 541,216	$ 180,986
Marketable securities fair value total	541,216	180,986
Convertible notes and interest notes fair value level two	77,164,724	50,268,471
Convertible notes and interest notes fair value total	$ 77,164,724	$ 50,268,471